Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Range of Exercise Prices One [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Options outstanding at end of year (in Shares)	10,900,000	12,150,000	2,150,000
Weighted average remaining contractual life	7 years 11 months 8 days	8 years 7 months 24 days	6 years 2 months 26 days
Range of Exercise Prices One [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Range of exercise prices	$ 0.03	$ 0	$ 0
Range of Exercise Prices One [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Range of exercise prices	$ 0.14	$ 0.14	$ 0.14
Range of Exercise Prices Two [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Options outstanding at end of year (in Shares)	1,500,000	4,050,000	4,050,000
Range of exercise prices	$ 0.17
Weighted average remaining contractual life	3 years 7 months 28 days	4 years 1 month 13 days	5 years 1 month 13 days
Range of Exercise Prices Two [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Range of exercise prices		$ 0.15	$ 0.15
Range of Exercise Prices Two [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Range of exercise prices		$ 1.6	$ 1.6
Stock Options [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Options outstanding at end of year (in Shares)	12,400,000	16,200,000	6,200,000